UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05802)

Exact name of registrant as specified in charter:	Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2019

Date of reporting period:	February 28, 2019

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund
The fund's portfolio
2/28/19 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.74% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (100.2%)(a)
	Rating(RAT)	Principal amount	Value
Guam (1.2%)
Territory of GU, Govt. Ltd. Oblig. Rev. Bonds, (Section 30), Ser. A, 5.75%, 12/1/34 (Prerefunded 12/1/19)	AAA/P	$1,000,000	$1,031,200
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	450,000	473,396
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, U.S. Govt. Coll., 5.50%, 10/1/40 (Prerefunded 10/1/20)	Baa2	350,000	370,916

			1,875,512
Minnesota (0.3%)
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. B, 1.70%, 11/15/38	VMIG 1	500,000	500,000

			500,000
New Mexico (0.8%)
NM State Muni. Energy Acquisition Auth. Gas Supply FRN Mandatory Put Bonds (8/1/19), Ser. B, 2.431%, 11/1/39	Aa2	1,175,000	1,175,247

			1,175,247
New York (2.0%)
NY City, VRDN, Ser. 1, 1.72%, 3/1/40	VMIG 1	2,500,000	2,500,000
Triborough Bridge & Tunnel Auth. VRDN, Ser. F, 1.71%, 11/1/32	VMIG 1	610,000	610,000

			3,110,000
Pennsylvania (95.1%)
Allegheny Cnty., G.O. Bonds, Ser. C-77, 4.00%, 11/1/34	Aa3	900,000	963,504
Allegheny Cnty., Arpt. Auth. Rev. Bonds, (Pittsburgh Intl. Arpt.), Ser. A-1, 5.00%, 1/1/28	A	1,000,000	1,065,460
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5.75%, 10/15/40	Baa3	500,000	517,325
(Chatham U.), Ser. A, 5.00%, 9/1/20	BBB-	1,180,000	1,217,312
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(U. of Pittsburgh Med.), 5.625%, 8/15/39	A1	2,000,000	2,029,820
Ser. A, 5.00%, 10/15/31	A1	1,000,000	1,068,370
Allegheny Cnty., Sanitation Auth. Rev. Bond, AGM, 5.00%, 12/1/25	AA	250,000	297,398
Beaver Cnty., Hosp. Auth. Rev. Bonds, (Heritage Valley Hlth. Syst., Inc.), 5.00%, 5/15/26	A2	1,000,000	1,061,800
Berks Cnty., Muni. Auth. Rev. Bonds, (Reading Hosp. & Med. Ctr.), Ser. A-3
5.50%, 11/1/31	A	1,000,000	1,023,680
U.S. Govt. Coll., 5.50%, 11/1/31 (Prerefunded 11/1/19)	AAA/P	1,000,000	1,024,750
Cap. Region Wtr. Rev. Bonds
(Swr. Syst.), 5.00%, 7/15/42	A+	2,000,000	2,229,580
Ser. A, BAM, 5.00%, 7/15/29	AA	1,235,000	1,439,726
Central Dauphin School Dist. G.O. Bonds, 5.00%, 2/1/30	AA	1,000,000	1,171,940
Centre Ctny., Hosp. Auth. Rev. Bonds, (Mount Nittany Med. Ctr.), Ser. A
5.00%, 11/15/46	A	500,000	544,825
5.00%, 11/15/41	A	800,000	875,000
Chester Cnty., G.O. Bonds, 5.00%, 7/15/36	Aaa	750,000	867,870
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB+	225,000	229,097
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	150,000	158,499
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Baa3	1,000,000	1,033,070
Cmnwlth. Fin. Auth. Rev. Bonds, (Tobacco Master Settlement Payment Bonds)
5.00%, 6/1/34	A1	1,000,000	1,135,770
5.00%, 6/1/33	A1	1,000,000	1,140,880
Cumberland Cnty., Muni. Auth. Rev. Bonds
(Dickinson College), 5.00%, 11/1/32	A+	1,000,000	1,089,580
(Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	700,000	763,763
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/29	Baa3	1,500,000	1,598,715
Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds, (Pinnacle Hlth. Syst.), Ser. A
6.00%, 6/1/29	A1	785,000	792,434
5.00%, 6/1/35	A1	475,000	529,867
Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds, (Dauphin Cons. Wtr. Supply), Ser. A, 6.90%, 6/1/24	A-	1,000,000	1,187,800
Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. D, 5.00%, 1/1/40 (Prerefunded 1/1/20)	A+	800,000	822,520
Doylestown, Hosp. Auth. Rev. Bonds, (Doylestown Hosp.), Ser. A
5.00%, 7/1/41	Baa2	600,000	630,360
5.00%, 7/1/25	BBB-	500,000	538,840
East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.)
5.00%, 7/1/34	Baa3	200,000	211,166
5.00%, 7/1/30	Baa3	410,000	434,297
Erie, Higher Ed. Bldg. Auth. Rev. Bonds, (Gannon U.)
Ser. A, 5.375%, 5/1/30	BBB+	1,000,000	1,030,010
5.00%, 5/1/34	BBB+	750,000	814,493
Erie, Wtr. Auth. Rev. Bonds
5.00%, 12/1/43	A2	1,000,000	1,109,400
Ser. A, AGM, 5.00%, 12/1/43	AA	1,000,000	1,142,270
Franklin Cnty., Indl. Dev. Auth. Rev. Bonds, (Chambersburg Hosp.), 5.375%, 7/1/42	A2	2,000,000	2,081,740
Geisinger, Auth. Rev. Bonds, (Geisinger Hlth. Syst.), Ser. A-2, 5.00%, 2/15/39	AA	2,155,000	2,418,513
Indiana Cnty., Indl. Dev. Auth. Rev. Bonds, (Student Co-op Assn., Inc.), 5.00%, 5/1/33	A-	1,000,000	1,054,980
Lackawanna Cnty., Indl. Dev. Auth. Rev. Bonds, (Scranton U.), 4.00%, 11/1/40	A-	1,500,000	1,502,220
Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds, (Landis Homes Retirement Cmnty.), Ser. A, 5.00%, 7/1/45	BBB-/F	1,000,000	1,041,720
Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Brethren Village), 5.125%, 7/1/37	BB+/F	300,000	312,669
(Masonic Villages of the Grand Lodge of PA), 5.00%, 11/1/35	A	1,000,000	1,086,220
Lancaster Cnty., Hosp. Auth. VRDN, (Masonic Homes), Ser. D, 1.68%, 7/1/34	A-1	1,515,000	1,515,000
Lancaster Cnty., Hosp. Auth. Hlth. Facs. Rev. Bonds, (Saint Anne's Retirement Cmnty., Inc.), 5.00%, 4/1/27	BB+/F	1,000,000	1,025,720
Lancaster, G.O. Bonds, AGM, 4.00%, 11/1/46	AA	1,000,000	1,020,190
Lancaster, Indl. Dev. Auth. Rev. Bonds, (Garden Spot Village Obligated Group), 5.375%, 5/1/28	BBB	500,000	538,595
Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev. Bonds, (Woods Svcs.), 5.00%, 11/15/22	A-	1,015,000	1,110,197
Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds, (Lehigh Valley Hlth. Network), Ser. A, 5.00%, 7/1/30	A+	350,000	399,217
Lehigh Cnty., Indl. Dev. Auth.
Mandatory Put Bonds (9/1/22), (Elec. Util. Corp.) Ser. A, 1.80%, 9/1/29	A1	1,000,000	978,300
Mandatory Put Bonds (8/15/22), (Elec. Util. Corp.) Ser. B, 1.80%, 2/15/27	A1	1,000,000	978,590
Luzerne Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds, (American Wtr. Co.), 5.50%, 12/1/39	A1	1,250,000	1,278,450
Lycoming Cnty., Auth. Rev. Bonds, 5.00%, 5/1/26	A	1,000,000	1,071,470
Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds, (Susquehanna Hlth. Syst.), Ser. A, 5.75%, 7/1/39	A+	2,000,000	2,023,160
Manheim Twp. School Dist. FRN Mandatory Put Bonds (11/1/21), (Libor Index), Ser. A, 2.176%, 5/1/25	Aa2	1,000,000	1,006,250
McKeesport, Muni. Auth. Swr. Rev. Bonds, U.S. Govt. Coll., 5.75%, 12/15/39 (Prerefunded 12/15/19)	AAA/P	1,750,000	1,805,370
Monroe Cnty., Hosp. Auth. Rev. Bonds, (Pocono Med. Ctr.), 5.00%, 7/1/41	A+	1,000,000	1,098,190
Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds, (Arcadia U.)
5.625%, 4/1/40	BBB	1,000,000	1,022,830
5.25%, 4/1/30	BBB	1,060,000	1,086,553
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds, (Germantown Academy), 4.00%, 10/1/22	BBB+	965,000	1,015,084
Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Foulkeways at Gwynedd), 5.00%, 12/1/46	BBB	1,000,000	1,039,490
(Acts Retirement-Life Cmnty.), 5.00%, 11/15/36	A-/F	1,500,000	1,627,545
(Acts Retirement-Life Cmnty.), 5.00%, 11/15/28	A-/F	1,250,000	1,330,450
Nazareth Area School Dist. G.O. Bonds, Ser. E
5.00%, 11/15/39	AA	500,000	568,400
5.00%, 11/15/38	AA	700,000	797,594
Northampton Cnty., Gen. Purpose Auth. Rev. Bonds, (Moravian College), 5.00%, 7/1/31	BBB+	500,000	530,855
PA Rev. Bonds, (Philadelphia Biosolids Fac.), 6.25%, 1/1/32	Baa3	250,000	256,213
PA Cmnwlth. Fin. Auth. Rev. Bonds, Ser. B, AGC, 5.00%, 6/1/31	AA	1,500,000	1,510,440
PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds, (American Wtr. Co.), 6.20%, 4/1/39	A1	1,100,000	1,103,421
PA State COP, Ser. A, 5.00%, 7/1/37	A2	1,600,000	1,792,112
PA State Econ. Dev. Fin. Auth. Rev. Bonds
5.00%, 12/31/38	BBB	1,000,000	1,080,930
(PA Bridges Finco LP), 5.00%, 12/31/34	BBB	250,000	274,435
(Forum PL), 5.00%, 3/1/34	A2	2,000,000	2,097,100
(UPMC Oblig. Group), Ser. A, 5.00%, 2/1/34	A1	1,000,000	1,108,860
PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds, (Amtrak), Ser. A, 5.00%, 11/1/32	A1	500,000	538,060
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (7/1/19), (Waste Mgt., Inc.), 2.25%, 7/1/41	A-	750,000	750,098
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds
(Procter & Gamble Paper), 5.375%, 3/1/31	AA-	1,155,000	1,412,496
(Waste Mgmt., Inc.), Ser. A, 2.625%, 11/1/21	A-	750,000	754,695
PA State Fin., Auth. Rev. Bonds, (Penn Hills), Ser. B, AMBAC, zero %, 12/1/27	AA-/P	1,000,000	760,190
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Drexel U.), Ser. A, 5.125%, 5/1/36	A	60,000	63,384
(Delaware Valley College of Science & Agriculture), Ser. LL1, 5.00%, 11/1/42	Ba1	500,000	497,905
(East Stroudsburg U.), 5.00%, 7/1/42	Baa3	700,000	709,723
(St. Joseph's U.), Ser. A, 5.00%, 11/1/40	A-	1,000,000	1,038,850
(Shippensburg U. Student Svcs.), 5.00%, 10/1/35 (Prerefunded 10/1/22)	BBB-	250,000	277,760
(Temple U.), Ser. 1, 5.00%, 4/1/32	Aa3	500,000	539,780
(Thomas Jefferson U.), 5.00%, 3/1/32	A+	500,000	543,780
(Temple U.), Ser. 1, 5.00%, 4/1/31	Aa3	1,000,000	1,080,180
(Drexel U.), 4.00%, 5/1/34	A	2,000,000	2,078,680
PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds, (East Stroudsburg), Ser. A, 5.00%, 7/1/35	Baa3	730,000	778,779
PA State Hsg. Fin. Agcy. Rev. Bonds
Ser. A, 3.95%, 10/1/33	AA+	1,000,000	1,019,800
Ser. 15-117A, 3.95%, 10/1/30	AA+	240,000	247,366
PA State Tpk. Comm. Rev. Bonds
Ser. C, 5.00%, 12/1/44	A1	500,000	545,155
(Motor License Fund Enhanced Tpk.), Ser. A, 5.00%, 12/1/42	A2	825,000	865,623
(Motor License Fund Enhanced Tpk.), Ser. A, U.S. Govt. Coll., 5.00%, 12/1/42 (Prerefunded 12/1/21)	AAA/P	175,000	190,647
Ser. B-1, 5.00%, 6/1/42	A3	675,000	735,460
Ser. A-1, 5.00%, 12/1/40	A1	2,500,000	2,728,600
(Motor License Fund), Ser. A1, U.S. Govt. Coll., 5.00%, 12/1/38 (Prerefunded 12/1/19)	A2	2,000,000	2,049,880
Ser. 2nd, 5.00%, 12/1/37	A3	1,295,000	1,435,533
5.00%, 6/1/36	A3	2,000,000	2,199,800
5.00%, 12/1/23(FWC)	A1	1,300,000	1,444,430
5.00%, 12/1/22(FWC)	A1	250,000	271,925
zero %, 12/1/37	A2	1,000,000	965,470
zero %, 12/1/34	A2	2,250,000	2,188,373
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds
Ser. B, 5.00%, 12/1/39	A2	1,000,000	1,125,780
Ser. B, 5.00%, 12/1/26	A2	500,000	593,105
Ser. C, zero %, 12/1/38	Aa3	3,000,000	1,385,400
PA State U. Rev. Bonds, Ser. A, 5.00%, 9/1/34	Aa1	1,750,000	2,017,803
Philadelphia, G.O. Bonds, Ser. A, 5.00%, 8/1/37	A2	500,000	553,130
Philadelphia, Arpt. Rev. Bonds, Ser. D, 5.25%, 6/15/25	A2	1,500,000	1,562,175
Philadelphia, Auth for Indl. Dev. City Agreement Rev. Bonds, (Cultural & Coml. Corridors Program), Ser. A, 5.00%, 12/1/31	A2	1,500,000	1,694,385
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (Global Leadership Academy), 6.375%, 11/15/40	BB	945,000	963,182
Philadelphia, Auth. for Indl. Dev. Hosp. Rev. Bonds, (Children's Hosp. of Philadelphia), 4.00%, 7/1/35	Aa2	750,000	800,618
Philadelphia, Gas Wks. Rev. Bonds
Ser. 9th, 5.25%, 8/1/40	A	765,000	797,321
(1998 Gen. Ordinance), Ser. 15th, 5.00%, 8/1/42	A	1,000,000	1,103,690
5.00%, 8/1/33	A	1,645,000	1,860,840
(1999 Gen. Ordinance), Ser. 14, 5.00%, 10/1/32	A	1,300,000	1,474,590
Philadelphia, Hosp. & Higher Edl. Fac. Auth. VRDN, (Children's Hosp. of Philadelphia), Ser. B, 1.71%, 7/1/25	VMIG 1	705,000	705,000
Philadelphia, Redev. Auth. Rev. Bonds, (Transformation Initiative), 5.00%, 4/15/26	A2	1,000,000	1,077,380
Philadelphia, School Dist. G.O. Bonds
Ser. F, 5.00%, 9/1/36	A2	1,000,000	1,110,240
Ser. A, 5.00%, 9/1/34	A2	1,000,000	1,122,380
Ser. A, 5.00%, 9/1/33	A2	1,575,000	1,797,201
Ser. A, 5.00%, 9/1/32	A2	1,000,000	1,146,420
Philadelphia, Wtr. & Waste Wtr. Rev. Bonds
Ser. A, 5.00%, 7/1/40	A1	1,500,000	1,661,085
5.00%, 10/1/30	A1	530,000	618,457
Pittsburgh & Allegheny Cnty., Sports & Exhibition Auth. Rev. Bonds, (Pkg. Syst.)
5.00%, 12/15/37	A	1,000,000	1,117,580
5.00%, 12/15/35	A	625,000	704,825
5.00%, 12/15/33	A	1,000,000	1,136,990
Pittsburgh, G.O. Bonds
5.00%, 9/1/35	AA-	300,000	346,284
5.00%, 9/1/34	AA-	550,000	637,384
BAM, 5.00%, 9/1/25	AA	1,000,000	1,157,840
Ser. B, 5.00%, 9/1/25	AA-	1,250,000	1,377,988
Reading, School Dist. G.O. Bonds
AGM, 5.00%, 3/1/38	AA	1,250,000	1,405,013
Ser. A, AGM, 5.00%, 2/1/33	AA	1,000,000	1,128,720
Scranton, School Dist. G.O. Bonds, Ser. E, BAM, 4.00%, 12/1/37	AA	1,925,000	1,968,486
State College, Area School Dist. G.O. Bonds, 5.00%, 3/15/40	Aa1	750,000	836,603
State Pub. School Bldg. Auth. Rev. Bonds, (Harrisburg School Dist.), Ser. A, AGM, 5.00%, 12/1/33	AA	750,000	850,958
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/27	Baa3	350,000	378,872
Upper Merion Area School Dist. G.O. Bonds, 5.00%, 1/15/33	Aa1	600,000	686,964
West Shore Area Auth. Rev. Bonds, (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	500,000	522,270
Westmoreland Cnty., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	250,000	291,449

			145,811,094
Puerto Rico (0.8%)
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA, NATL, U.S. Govt. Coll., 5.50%, 7/1/19 (Escrowed to maturity)	Baa2	1,200,000	1,214,868

			1,214,868
TOTAL INVESTMENTS

Total investments (cost $149,974,233)			$153,686,721

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2018 through February 28, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $153,404,800.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(FWC)	Forward commitment, in part or in entirety.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.74%, 2.49% and 2.62%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	20.3%
	Local debt	18.6
	Education	16.5
	Transportation	14.2
	Utilities	12.7
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$153,686,721	$—

Totals by level	$—	$153,686,721	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2019